Investment Strategy - Defiance Trillion Dollar Club Index ETF	Sep. 08, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index tracks the performance of (i) U.S. exchange-listed companies, and (ii) crypto assets (through Crypto ETFs (defined below)), subject to the Index rules described below), each with market capitalizations of $1 trillion or greater (“Trillion Dollar Assets”). Trillion Dollar Assets may include American Depositary Receipts (“ADRs”) of foreign companies that are traded on a U.S. exchange. The Index is owned, calculated, administered, and disseminated by BITA GmbH (“Index Provider”). “Crypto assets” refers to digital or virtual assets that are issued or transferred using distributed ledger or blockchain technology (e.g., bitcoin).

The Index

I.	Eligible Universe

The Index’s eligible universe includes:

(i)	U.S. exchange-listed companies, including ADRs of foreign companies.
(ii)	U.S. ETFs registered under the 1940 Act that offer exposure to a single crypto asset (“Crypto ETFs”). Crypto ETFs generally gain exposure to crypto assets through derivatives, such as futures contracts, that are valued based on the price of the applicable crypto assets.

The Fund does not invest directly in any crypto assets. Investors seeking direct exposure to one or more crypto assets should consider an investment other than the Fund.

II.	Constituent Selection

Companies and Crypto ETFs in the Index’s eligible universe are screened based on market capitalization. Companies with market capitalizations of $1 trillion or greater are included in the Index. If a crypto asset has a market capitalization of $1 trillion or greater, and one or more Crypto ETFs offer exposure to it, the largest such Crypto ETF, based on total assets, is included in the Index. If no Crypto ETF offers exposure to the crypto asset, that crypto asset will be excluded from the Index. As of the date of this Prospectus, the only crypto asset meeting the eligibility criteria is bitcoin. Please see the prospectus section titled “Additional Information About the Fund,” for more information about bitcoin.

During periods where there are fewer than five Trillion Dollar Assets, the five largest investments in the eligible universe will be included in the Index. Accordingly, there could be periods when the Index includes holdings that are not Trillion Dollar Assets. As of June 30, 2025, there were ten Trillion Dollar Assets.

III.	Weighting

When there are five or more Trillion Dollar Assets, each investment selected for inclusion in the Index receives equal weight. When there are less than five Trillion Dollar Assets, the Trillion Dollar Assets will receive larger weightings than other portfolio holdings to ensure the Fund complies with its policy of investing at least 80% of its net assets in Trillion Dollar Assets, as discussed in greater detail below.

To the extent the Index is concentrated in a particular sector or industry, the Fund is expected to be concentrated in that same sector or industry. As of the date of this Prospectus, issuers in the information technology sector and semiconductor industry represented significant portions of the Index.

IV.	Rebalancing

Components of the Index are reconstituted and rebalanced on a monthly basis to maintain appropriate holdings and weightings in accordance with the Index’s methodology.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in (i) the component securities that make up the Index, and/or (ii) swap contracts that provide indirect exposure to the component securities that make up the Index. The Fund’s use of swaps will be largely driven by its intention to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which limits the Fund’s ability to invest in a small number of issuers. The use of swaps is intended to allow the Fund to maintain its RIC qualification during periods where there are a small number of Index constituents and the use of swaps may be extensive during such periods.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in Trillion Dollar Assets and/or financial instruments (such as swaps) that provide indirect exposure to Trillion Dollar Assets.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest directly or indirectly in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest directly or indirectly in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s investments in derivative instruments (i.e., swaps).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in Trillion Dollar Assets and/or financial instruments (such as swaps) that provide indirect exposure to Trillion Dollar Assets.